Significant Accounting Policies (Details) - USD ($)			8 Months Ended	12 Months Ended
	Jan. 03, 2023	Dec. 20, 2022	Sep. 30, 2024	Dec. 31, 2023	Feb. 29, 2024	Feb. 14, 2024	Dec. 31, 2022	Oct. 29, 2021
Significant Accounting Policies [Line Items]
Restricted cash				$ 79,756
Unrecognized tax benefits				459,000			$ 427,000
Payment of interest and penalties			$ 608,363
Valuation allowance				$ 13,603,000			9,170,000
Purchase of aggregate shares (in Shares)					612,746	324,999
Price per share (in Dollars per share)			$ 0.098
Shares of common stock underlying (in Shares)			1,864,294
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			3 years	3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			5 years	5 years
PHOENIX BIOTECH ACQUISITION CORP. [Member]
Significant Accounting Policies [Line Items]
Restricted cash				$ 0			41,665,974
FDIC coverage limit amount				250,000
Unrecognized tax benefits
Payment of interest and penalties
Valuation allowance				$ 607,516			$ 596,692
Common stock subject to possible redemption (in Shares)				764,957			1,288,298
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Significant Accounting Policies [Line Items]
Accumulated deficit				$ 244,777
Number of shares redeemed (in Shares)	2,581,004	16,211,702
Subject to possible redemption per share (in Dollars per share)		$ 10.2
Class A common stock totaling	$ 26,481,101
True-up payment	1,361,646
Shareholder redemption liability	$ 27,842,747
Purchase of aggregate shares (in Shares)								9,192,500
Price per share (in Dollars per share)								$ 11.5
Shares of common stock underlying (in Shares)				9,192,500
Predecessor [Member]
Significant Accounting Policies [Line Items]
Restricted cash			$ 74,756	$ 74,756
Over-Allotment Option [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Significant Accounting Policies [Line Items]
Offering costs				$ 12,729,318